Summary of Selected Significant Accounting Polices (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Advertising costs			$ 2,900	$ 2,100	$ 2,000
Debt issuance costs			(594)
Amortization of debt issuance cost			20
Deferred costs			574
Estimated claims amount			$ 170	$ 160
Minimum [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life			3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life			7 years